COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended	12 Months Ended
	Jul. 13, 2021 shares	Mar. 31, 2023 USD ($) item $ / shares	Dec. 31, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3	3
Cash underwriting discount per unit | $ / shares		$ 0.20	$ 0.20
Aggregate underwriting discount | $		$ 2,875,000	$ 2,875,000
Deferred fee per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting fees | $		$ 5,031,250	$ 5,031,250	$ 5,031,250
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriting option period		45 days	45 days
Number of units sold | shares	1,875,000